Revenue from Contracts with Customers: Future lease income (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Future lease income:
Lease payments receivable	$ 13,196,621	$ 16,629,413
2021
Future lease income:
Lease payments receivable	2,515,572
2022
Future lease income:
Lease payments receivable	2,315,111	3,684,803
2023
Future lease income:
Lease payments receivable	2,184,496	3,415,663
2024.
Future lease income:
Lease payments receivable	1,943,444	2,962,391
2025
Future lease income:
Lease payments receivable	1,857,885	2,821,799
2026 - 2030
Future lease income:
Lease payments receivable	$ 2,380,113	$ 3,744,757